FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements, Nonrecurring
The below tables contain information about assets that are not measured at fair value on a recurring basis as of December 31, 2022 and 2021 (in thousands):

	At December 31, 2022
		Fair Value
	Carrying Value	Level 1	Level 2	Level 3	Total
Assets
Cash, cash equivalents and restricted cash	$337,076	$337,076	$—	$—	$337,076
Investments in loans and securities	463,976	—	—	480,437	480,437
Fees and other receivables	97,993	—	97,993	—	97,993
Total	$899,045	$337,076	$97,993	$480,437	$915,506

	At December 31, 2021
		Fair Value
	Carrying Value	Level 1	Level 2	Level 3	Total
Assets
Cash, cash equivalents and restricted cash	$204,575	$204,575	$—	$—	$204,575
Short-term deposits	5,020	5,020	—	—	5,020
Investments in loans and securities	282,724	—	—	301,372	301,372
Fees and other receivables	51,540	—	51,540	—	51,540
Total	$543,859	$209,595	$51,540	$301,372	$562,507

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value (in thousands):

	Level	December 31, 2022
Warrant liability - Public Warrants	1	$909
Warrant liability - Private Placement Warrants	2	490
Total		$1,400

Schedule Of Class Of Warrant Or Right Outstanding
The following tables summarize the Warrant liability activity for the years ended December 31, 2022, 2021 and 2020 (in thousands):

Balance as of December 31, 2019	$83
Issuance of Series D warrants / the Option	2,442
Change in fair value / extinguishment of the Option	(54)
Balance as of December 31, 2020	2,471
Exercise of Series B warrants	(22,012)
Exercise of Series D warrants	(6,009)
Change in fair value	53,019
Balance as of December 31, 2021	27,469
Assumed warrants in connection with the Merger (1)	5,594
Change in fair value	(11,088)
Reclassification (2)	(20,575)
Balance as of December 31, 2022	$1,400
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(1)See Note 3 for additional information.
(2)In connection with the EJFA Merger, the liability-classified warrants were reclassified to equity-classified warrants. See Note 14 for additional information.